UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2008

Check here if Amendment [ ]; Amendment Number:
  This Amendment (Check only one.):    [ ] is a restatement.
                                       [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:          Miller & Jacobs Capital, LLC
Address:       5013 Chandler's Wharf
               Suite 2, Lot 13
               Gallows Bay Marketplace
               Christiansted, Virgin Islands 00820

Form 13F File Number: 28-10738

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Persons Signing this Report on Behalf of Reporting Manager:

Name:          Jeffrey A. Miller and Eric D. Jacobs
Title:         Managing Owners
Phone:         340-773-1300

Signature, Place, and Date of Signing:

/s/ Jeffrey A. Miller      Christiansted, Virgin Islands      11/14/08
----------------------     -----------------------------      -----------------

/s/ Eric D. Jacobs         Christiansted, Virgin Islands      11/14/08
----------------------     -----------------------------      -----------------


Report Type (Check only one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager is reported in this report and a portion is reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

     Form 13F File Number        Name
     028-12983                   American Independence Financial Services LLC


                              TITLE OF                      VALUE     SHRS/     SH/ PUT/    OTHER     INVSTMNT   VOTING AUTHORITY
NAME OF ISSUER                 CLASS            CUSIP       (x$1000)  PRN AMT   PRN  CALL   MANAGERS  DSCRTN      SOLE   SHARED NONE
--------------------------------------------------------------------- --------------------------------------------------------------
FEDERATED INVESTORS INC        CL B             314211103        277      9,612 SH          N/A          SOLE      9,612
FIFTH THIRD BANCORP            COM              316773100        628     52,750 SH          N/A          SOLE     52,750
GFI GROUP INC                  COM              361652209         47     10,000 SH          N/A          SOLE     10,000
SEI INVESTMENTS CO             COM              784117103        555     25,000 SH          N/A          SOLE     25,000
SVB FINANCIAL GROUP            COM              78486Q101        579     10,000 SH          N/A          SOLE     10,000
XL CAPITAL                     CL A             G98255105        897     50,000 SH          N/A          SOLE     50,000

                                             6                2,983

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:              0
Form 13F Information Table Entry Total:         6
Form 13F Information Table Value Total:         2,983
                                                (thousands)



List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s)of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

     NONE